Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST

Voya Strategic Income Opportunities Fund

(the "Fund")

Supplement dated January 16, 2018

to the Fund's Class A, Class C, Class I, Class R, and Class W shares Prospectus,

Class R6 shares Prospectus, Class T shares Prospectus, and related Summary Prospectuses

(each a "Prospectus" and collectively the "Prospectuses"),

each dated July 31, 2017

On January 11, 2018, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fee and sub-advisory fee, and the expense limits for Class R6 shares, effective February 1, 2018.

Effective February 1, 2018, the Fund's Prospectuses are revised as follows:

Class A, Class C, Class I, Class R, and Class W shares Prospectus

1.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees	%	0.50	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.32	0.32	0.20	0.32	0.32
Acquired Fund Fees and Expenses	%	0.02	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses[3]	%	1.09	1.84	0.72	1.34	0.84
Waivers and Reimbursements[4]	%	None	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.09	1.84	0.72	1.34	0.84

[1]	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 6 months of purchase.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund's board.

2.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$358	588	836	1,545
C	Sold	$287	579	995	2,159
	Held	$187	579	995	2,159
I	Sold or Held	$74	230	401	894
R	Sold or Held	$136	425	734	1,613
W	Sold or Held	$86	268	466	1,037

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Class R6 shares Prospectus

3.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[2]	0.70%
Waivers and Reimbursements[3]	(0.08)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.62%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.60% for Class R6 shares through August 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund's board.

4.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$63	216	382	863

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Class T shares Prospectus

5.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.32%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[3]	1.09%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.09%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.15% for Class T shares through August 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund's board.

6.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$358	588	836	1,545

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Class A, C, I, R and W Shares | Voya Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST

Voya Strategic Income Opportunities Fund

(the "Fund")

Supplement dated January 16, 2018

to the Fund's Class A, Class C, Class I, Class R, and Class W shares Prospectus,

Class R6 shares Prospectus, Class T shares Prospectus, and related Summary Prospectuses

(each a "Prospectus" and collectively the "Prospectuses"),

each dated July 31, 2017

On January 11, 2018, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fee and sub-advisory fee, and the expense limits for Class R6 shares, effective February 1, 2018.

Effective February 1, 2018, the Fund's Prospectuses are revised as follows:

Class A, Class C, Class I, Class R, and Class W shares Prospectus

1.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees	%	0.50	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.32	0.32	0.20	0.32	0.32
Acquired Fund Fees and Expenses	%	0.02	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses[3]	%	1.09	1.84	0.72	1.34	0.84
Waivers and Reimbursements[4]	%	None	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.09	1.84	0.72	1.34	0.84

[1]	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 6 months of purchase.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund's board.

2.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$358	588	836	1,545
C	Sold	$287	579	995	2,159
	Held	$187	579	995	2,159
I	Sold or Held	$74	230	401	894
R	Sold or Held	$136	425	734	1,613
W	Sold or Held	$86	268	466	1,037

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 6 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Class A, C, I, R and W Shares | Voya Strategic Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.09%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 358
3 Yrs	rr_ExpenseExampleYear03	588
5 Yrs	rr_ExpenseExampleYear05	836
10 Yrs	rr_ExpenseExampleYear10	1,545
1 Yr	rr_ExpenseExampleNoRedemptionYear01	358
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	588
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	836
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,545
Class A, C, I, R and W Shares | Voya Strategic Income Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.84%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 287
3 Yrs	rr_ExpenseExampleYear03	579
5 Yrs	rr_ExpenseExampleYear05	995
10 Yrs	rr_ExpenseExampleYear10	2,159
1 Yr	rr_ExpenseExampleNoRedemptionYear01	187
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	579
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	995
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,159
Class A, C, I, R and W Shares | Voya Strategic Income Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.72%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 74
3 Yrs	rr_ExpenseExampleYear03	230
5 Yrs	rr_ExpenseExampleYear05	401
10 Yrs	rr_ExpenseExampleYear10	894
1 Yr	rr_ExpenseExampleNoRedemptionYear01	74
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	230
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	401
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 894
Class A, C, I, R and W Shares | Voya Strategic Income Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.34%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 136
3 Yrs	rr_ExpenseExampleYear03	425
5 Yrs	rr_ExpenseExampleYear05	734
10 Yrs	rr_ExpenseExampleYear10	1,613
1 Yr	rr_ExpenseExampleNoRedemptionYear01	136
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	425
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	734
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,613
Class A, C, I, R and W Shares | Voya Strategic Income Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.84%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 86
3 Yrs	rr_ExpenseExampleYear03	268
5 Yrs	rr_ExpenseExampleYear05	466
10 Yrs	rr_ExpenseExampleYear10	1,037
1 Yr	rr_ExpenseExampleNoRedemptionYear01	86
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	268
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	466
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
Class R6 Shares | Voya Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST

Voya Strategic Income Opportunities Fund

(the "Fund")

Supplement dated January 16, 2018

to the Fund's Class A, Class C, Class I, Class R, and Class W shares Prospectus,

Class R6 shares Prospectus, Class T shares Prospectus, and related Summary Prospectuses

(each a "Prospectus" and collectively the "Prospectuses"),

each dated July 31, 2017

On January 11, 2018, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fee and sub-advisory fee, and the expense limits for Class R6 shares, effective February 1, 2018.

Effective February 1, 2018, the Fund's Prospectuses are revised as follows:

Class R6 shares Prospectus

3.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[2]	0.70%
Waivers and Reimbursements[3]	(0.08)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.62%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.60% for Class R6 shares through August 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund's board.

4.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$63	216	382	863

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Class R6 Shares | Voya Strategic Income Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.62%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 63
3 Yrs	rr_ExpenseExampleYear03	216
5 Yrs	rr_ExpenseExampleYear05	382
10 Yrs	rr_ExpenseExampleYear10	863
1 Yr	rr_ExpenseExampleNoRedemptionYear01	63
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	216
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	382
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 863
Class T Shares | Voya Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

VOYA FUNDS TRUST

Voya Strategic Income Opportunities Fund

(the "Fund")

Supplement dated January 16, 2018

to the Fund's Class A, Class C, Class I, Class R, and Class W shares Prospectus,

Class R6 shares Prospectus, Class T shares Prospectus, and related Summary Prospectuses

(each a "Prospectus" and collectively the "Prospectuses"),

each dated July 31, 2017

On January 11, 2018, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund's management fee and sub-advisory fee, and the expense limits for Class R6 shares, effective February 1, 2018.

Effective February 1, 2018, the Fund's Prospectuses are revised as follows:

Class T shares Prospectus

5.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.32%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[3]	1.09%
Waivers and Reimbursements[4]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.09%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.15% for Class T shares through August 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund's board.

6.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$358	588	836	1,545

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Class T Shares | Voya Strategic Income Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.09%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 358
3 Yrs	rr_ExpenseExampleYear03	588
5 Yrs	rr_ExpenseExampleYear05	836
10 Yrs	rr_ExpenseExampleYear10	1,545
1 Yr	rr_ExpenseExampleNoRedemptionYear01	358
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	588
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	836
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,545

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund’s board.
[4]	The adviser is contractually obligated to limit expenses to 0.60% for Class R6 shares through August 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund's board.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	The adviser is contractually obligated to limit expenses to 1.15% for Class T shares through August 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund's board.